Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 006 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	EMPLOYEES 401(k) RETIREMENT PLAN
Entity Tax Identification Number	41-6034000
EBP, Plan Number	006
Notes receivable from participants	$ 145,897
Total assets held for investment purposes	5,354,197
Investment, Identifier [Axis]: BNSF 401(k) Plans Master Trust, Investment in Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,208,300
EBP, Investment, Issuer Name [Extensible Enumeration]	BNSF 401(k) Plans Master Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%	4.25%
Employee benefit plan participant loan, years of maturity	1 year
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	10.50%	11.50%
Employee benefit plan participant loan, years of maturity	15 years